Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current Liabilities
Borrowings	€ 2,500	€ 4,771
Lease liabilities	1,387	1,534
Derivative financial instruments	1,263	3,995
Trade payables	392	191
Social securities and other taxes	1,118	1,230
Deferred income	5,765	5,115
Accrued expenses and other liabilities	8,687	10,760
Current liabilities	€ 21,112	€ 27,596